Earnings per share (Tables)	12 Months Ended
Sep. 30, 2024
Earnings per share [abstract]
Computation of basic and diluted earnings per share
The following table sets forth the computation of basic and diluted earnings per share for the years ended September 30:

	2024			2023
	Net earnings	Weighted average number of shares outstanding[1]	Earnings per share	Net earnings	Weighted average number of shares outstanding[1]	Earnings per share
	$		$	$		$
Basic	1,692,715	228,074,108	7.42	1,631,249	234,041,041	6.97
Net effect of dilutive stock options and PSUs[2]	—	3,598,753	—	—	3,661,040	—
Diluted	1,692,715	231,672,861	7.31	1,631,249	237,702,081	6.86
[1] During the year ended September 30, 2024, 6,528,608 Class A subordinate voting shares purchased for cancellation and 2,601,356 Class A subordinate voting shares held in trust were excluded from the calculation of the weighted average number of shares outstanding as of the date of transaction (6,273,046 and 2,309,743, respectively during the year ended September 30, 2023).
[2] For the year ended September 30, 2024 and 2023, no stock options were excluded from the calculation of the diluted earnings per share as all stock options were dilutive.